Intangible Liabilities/ Assets- Charter Agreements- Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible Liabilities- Charter Agreements
Opening balance	$ 55,376	$ 4,462
Additions	0	96,344
Amortization	(23,420)	(45,430)
Total	$ 31,956	$ 55,376